SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Balance Sheet as of April 30, 2022 (unaudited)	As Previously Reported in the Original Filing	Adjustment	As Revised

Oil and gas properties - not subject to amortization	$7,483,720	$(1,900,000)	$5,583,720
Advance to operators	-	$1,900,000	$1,900,000

Balance Sheet as of October 31, 2021 (audited)	As Previously Reported in the Original Filing	Adjustment	As Revised

Oil and gas properties - not subject to amortization	$7,483,720	$(1,900,000)	$5,583,720
Advance to operators	-	$1,900,000	$1,900,000

SCHEDULE OF COMPONENTS OF CHANGES IN ARO

Components of the changes in ARO are shown below:

ARO, ending balance – October 31, 2022	$48,313
Accretion expense	1,389
ARO, ending balance – April 30, 2023	49,702
Less: ARO – current	2,778
ARO, net of current portion	$46,924

Components of the changes in ARO are shown below:

ARO, ending balance – October 31, 2021	$45,535
Accretion expense	2,778
ARO, ending balance – October 31, 2022	48,313
Less: ARO – current	2,778
ARO, net of current portion	$45,535

SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ANTI-DILUTIVE

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding, because their inclusion would have been anti-dilutive (see Note 9):

	As of April 30,		As of April 30,
	2023		2022
Warrants (Note 7, Note 8)	1,852,752	(4)	7,811,224 (1)
Convertible Notes (Note 7, Note 8)	-		31,244,898 (2)
Commitment Shares (Note 7, Note 8)	-		3,826,531 (3)
Total potentially dilutive securities	1,852,752		42,882,653

(1)	Balance includes warrants issued per the Securities Purchase Agreement (“SPA”) with GPL Ventures, LLC (“GPL”), which are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes, with an exercise price equal to the conversion price. Upon consummation of the IPO, there are 2,519,452 equity classified warrant shares outstanding (50% of the 5,038,902 conversion shares issued) with an exercise price of $1.03.

(2)	Upon IPO, the debt will convert into a variable number of shares; the number of conversion shares is equal to the outstanding principal amount divided by the conversion price, which is equal to the lesser of a) the IPO price or b) the opening price of the common stock on the first trading day after the IPO multiplied by the discount of 50%. Upon consummation of the IPO, the Company issued 5,038,902 conversion shares based on a $2.05 opening price of the common stock on the first trading day after the IPO multiplied by the discount of 50%.

(3)	The number of commitment shares to be issued is a variable number of shares for a fixed total dollar amount of $1,125,000, which is 25% of the aggregate Notes principal balance divided by the offering price of the IPO. Upon IPO, the Company issued 375,000 commitment shares, based on an IPO price of $3.00 and fixed dollar amount of $1,125,000.

(4)	Balance consists of dilutive shares based on 3,419,451 outstanding, equity classified warrants.

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding, because their inclusion would have been anti-dilutive (see Note 9):

	As of October 31,	As of October 31,
	2022	2021
Warrants (Note 6, Note 8) (1)	1,093,107	-
Convertible Notes (Note 6, Note 8) (2)	2,772,429	-
Commitment Shares (Note 6, Note 8) (3)	321,429	-
Stock Options (Note 5, Note 9) (4)	1,400,000	-
Total potentially dilutive securities	5,586,965	-

(1)	Balance includes i) warrants issued per the SPA are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes, with an exercise price equal to the conversion price, as well as ii) pre-funded warrants issued per the Bridge Note, the number of which are equal one share per dollar of the Notes aggregate principal balance. See Note 10 for further information regarding this SPA.
(2)	Upon IPO, the debt will convert into a fixed dollar amount of $9,000,000 of a variable number of shares. The number of conversion shares is the outstanding principal amount divided by the conversion price, which is equal to the lesser of a) the IPO price or b) the opening price of the shares of Common Stock on the first trading day after the IPO multiplied by the discount of 50%.
(3)	The number of commitment shares to be issued is a variable number of shares for a fixed total dollar amount of $1,125,000, which is 25% of the aggregate Notes principal balance divided by the offering price of the IPO.
(4)	Balance consists of 300,000 restricted stock units issued to outside directors and 1,100,000 restricted shares granted to executives.